UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-21180

          BlackRock Florida Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:      August 31, 2006
Date of reporting period:   November 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005 (Unaudited)

BlackRock Florida Insured Municipal Income Trust (BAF)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—156.6%
			Florida—149.2%
			Brd. of Ed.,
AAA	$ 9,000		GO, Ser. A, 5.00%, 6/01/27, FSA	06/12 @ 101	$ 9,358,740
AAA	8,640	[3]	Lottery Rev., Ser. C, 5.00%, 1/01/22, MBIA	01/13 @ 101	9,072,605
			Capital Trust Agcy. Multi-Fam., American Oppty. Proj.,
Baa2	1,000	[4]	Ser. A, 5.875%, 6/01/38	N/A	961,520
Ba1	990	[4]	Ser. C, 7.25%, 6/01/38	N/A	948,430
NR	3,885		Colonial Cntry. Club Cmnty. Dev. Dist., 6.40%, 5/01/33	05/13 @ 101	4,086,476
AAA	7,000		Dept. of Transp., GO, 5.00%, 7/01/27, FSA	07/12 @ 101	7,235,900
AAA	2,000		Florida St. Univ. Hsg. Fac. Rev. Ed. Sys., Ser. A, 5.00%, 5/01/35	05/15 @ 101	2,067,140
AAA	8,695		Gainesville Util. Sys., Ser. A, 5.00%, 10/01/33, FSA	10/13 @ 100	8,984,283
A+	8,500		Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/31	11/11 @ 101	9,168,185
AAA	7,580		Hillsborough Cnty. Sch. Brd., COP, Ser. A, 5.00%, 7/01/25, MBIA	07/10 @ 100	7,839,312
AAA	2,865		Jacksonville Cap. Impvt., Ser. A, 5.00%, 10/01/30, AMBAC	10/12 @ 100	2,934,648
			Jacksonville,
AAA	8,000		Excise Tax, Ser. B, 5.00%, 10/01/26, AMBAC	10/12 @ 100	8,313,200
AAA	9,500		Sales Tax, 5.00%, 10/01/27, MBIA	10/13 @ 100	9,898,715
AAA	9,500		Transp., 5.00%, 10/01/31, MBIA	10/11 @ 100	9,759,920
AAA	1,480		Julington Creek Plantation Cmnty. Dev., Assmt. Rev., 5.00%, 5/01/29, MBIA	05/12 @ 101	1,533,650
AAA	9,000		Lake Cnty. Sch. Brd., COP, Ser. A, 5.00%, 7/01/28, AMBAC	07/13 @ 100	9,326,700
			Miami Dade Cnty., Spec. Oblig. Rev.,
AAA	10,000		Ser. A, Zero Coupon, 10/01/39, MBIA	10/15 @ 28.762	1,682,300
AAA	10,000		Ser. A, Zero Coupon, 10/01/40, MBIA	10/15 @ 27.307	1,639,900
AAA	26,935		Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	6,539,010
AAA	2,000		Orange Cnty. Sch. Brd., COP, Ser. A, 5.00%, 8/01/27, MBIA	08/12 @ 100	2,066,140
AAA	9,250		Orange Cnty. Tourist Dev., Tax Rev., 5.125%, 10/01/30, AMBAC	04/12 @ 100	9,626,382
AAA	7,975		Orange Cnty., Sales Tax, Ser. B, 5.125%, 1/01/32, FGIC	01/13 @ 100	8,322,869
AAA	4,000		Osceola Cnty. Sch. Brd., COP, Ser. A, 5.25%, 6/01/27, AMBAC	06/12 @ 101	4,249,000
			Palm Bay Util.,
AAA	4,015		Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,280,665
AAA	5,570		Zero Coupon, 10/01/31, FGIC	No Opt. Call	1,494,598
AAA	9,200		Palm Beach Cnty. Sch. Brd., COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	9,493,572
AA-	5,000		Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys. Proj., 5.50%, 11/15/33	05/13 @ 100	5,235,900
AAA	9,500		Pinellas Cnty. Swr., 5.00%, 10/01/32, FSA	10/13 @ 100	9,822,335
AAA	5,000		Polk Cnty. Util. Sys., 5.00%, 10/01/29, FGIC	10/13 @ 100	5,193,050
AAA	825	[4]	Port St. Lucie Util., 5.125%, 9/01/11, MBIA	N/A	889,663
AAA	2,945		Sarasota Cnty. Util. Sys., Ser. C, 5.25%, 10/01/22, FGIC	10/12 @ 100	3,142,786
AAA	3,500		St. Petersburg Pub. Util., Ser. A, 5.00%, 10/01/28, FSA	10/09 @ 101	3,599,330
AAA	1,000		Tohopekaliga Wtr. Auth., Ser. B, 5.00%, 10/01/23, FSA	10/13 @ 100	1,047,380
NR5	4,145		Vlg. Cmnty. Dev. Dist. Assmt. Rev., No. 5, Spl. Assmt. Rev., Ser. A, 6.50%, 5/01/33	05/13 @ 101	4,423,710
AAA	12,000		Vlg. Ctr. Cmnty. Dev. Dist., Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	12,409,080

					193,647,094

			Puerto Rico—7.4%
BBB	9,405		Children’s Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	9,547,674

			Total Long-Term Investments (cost $196,706,428)		203,194,768

1

BlackRock Florida Insured Municipal Income Trust (BAF) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUNDS—1.9%
2,500	AIM Tax Free Investment Co. Cash Reserve Portofolio (cost $2,500,000)	$ 2,500,000

	Total Investments—158.5% (cost $199,206,4276)	$205,694,768
	Other assets in excess of liabilities—0.1%	95,336
	Preferred shares at redemption value, including dividends payable—(58.6)%	(76,011,700)

	Net Assets Applicable to Common Shareholders—100%	$129,778,404

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]
Security, or a portion thereof, pledged as collateral with a value of $1,050,070 on 162 short U.S. Treasury Note futures contracts expiring December 2005, 120 short U.S. Treasury Note futures contracts expiring March 2006 and 103 U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on November 30, 2005 was $42,177,938, with an unrealized gain of $541,306.

[4]
This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]
Cost for Federal tax purposes is $199,206,358. The net unrealized appreciation on a tax basis is $6,488,410, consisting of $6,594,946 gross unrealized appreciation and $106,536 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 85.1% of the Trust’s managed assets. The Trust had the following insurance concentrations:

AMBAC	—	17.1%
FGIC	—	9.7%
FSA	—	24.7%
MBIA	—	32.4%
Other	—	1.2%

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.	FSA	— Financial Security Assurance
COP	— Certificate of Participation	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Co.	MBIA	— Municipal Bond Insurance Assoc.

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock Florida Insured Municipal Income Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006